[LOGO] Federated Investors

       Federated
       Bond
       Fund

       10th Semi-Annual Report
       April 30, 1997

       Established 1987

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 10th Semi-Annual Report. This report covers the six-month period from November 1, 1996, through April 30, 1997, and opens with a discussion with the fund's portfolio manager Joseph Balestrino, Vice President, Federated Advisers. Following his discussion, detailing both the corporate market and recent activity in the fund's portfolio, are a series of performance charts, a complete listing of the fund's holdings, and the financial statements.

In a highly volatile interest rate environment, Federated Bond Fund continued to produce a strong income stream while outperforming its peer group, the Lipper Corporate BBB-Rated Bond Funds Average. The performance of the fund's share classes during the reporting period is shown below.*

                    Total Return     Income Distributions      NAV Change
Class A Shares          2.17%              $0.35           $9.72 to $9.58= -1%
Class B Shares          1.78%              $0.31           $9.72 to $9.58= -1%
Class C Shares          1.78%              $0.31           $9.72 to $9.58= -1%
Class F Shares          2.16%              $0.35           $9.72 to $9.58= -1%

The fund's portfolio of corporate bonds reflects an emphasis on diversification and quality. Holdings are extremely well diversified. On April 30, 1997, the portfolio comprised more than 350 bonds--approximately 80% of them are investment-grade bonds, with the remaining assets invested in high-yield bonds.** The fund's average maturity is 13.4 years, and the average duration is 5.8 years. In carefully selecting issues, fund management has emphasized those with longer maturities anticipating that long-term rates will benefit the fund's share price.

Thank you for participating in the monthly income opportunities of Federated Bond Fund. Remember, it's easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
June 15, 1997

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were -2.45%, -3.85%, 0.72%, and 0.06%, respectively.

** Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

Investment Review


[PHOTO APPEARS HERE]
Joseph Balestrino
Vice President
Federated Advisers

Q   What are your comments on the high-quality fixed-income market environment during the six-month reporting period?

A   The reporting period saw the environment for high-quality fixed-income securities turn from generally positive to negative. The fourth quarter of 1996 was generally positive, particularly in November, as interest rates fell significantly across the yield curve in response to slower economic activity. In particular, housing, consumer debt formation, and auto sales all pointed toward a business cycle that appeared to be showing signs of aging. In addition, the national election provided no surprises. The bond market reacted to this political status quo in a very positive manner.

However, the first quarter of 1997 proved to be a very negative environment for high-quality fixed-income securities. December set the stage as interest rates reversed course and rose, partly reflecting profit-taking as well as a re-emergence of housing growth. Throughout the first quarter of 1997 and the end of the reporting period, the overall economy exhibited strength that surpassed even the most aggressive of forecasts. Particularly surprising was the resurgence of consumer spending activity that quickly translated into stronger housing statistics.

While documented inflation figures continued at very low levels, stronger than expected economic activity far overshadowed lower than expected inflation in the fixed-income market. Interest rates rose across the entire maturity spectrum, creating absolute negative total returns for many high-quality fixed-income portfolios.

Q   Federated Bond Fund performed relatively well during this difficult period.
How did the fund measure against all BBB-rated bond funds as tracked by Lipper Analytical Services, Inc.?

A Consistent with the weak bond market, the fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares produced total returns of 2.17%, 1.78%, 1.78%, and 2.16%, respectively, based on net asset value.* These returns compared favorably to the total return of 1.70% for the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds Average.**

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were -2.45%, -3.85%, 0.72%, and 0.06%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category indicated. These figures do not reflect sales charges.

Q   Did you make any adjustments to the fund's duration and quality?

A   Not materially. At the end of August 1996, we concluded that interest rates had increased faster and higher than justified by the economic fundamentals. With no visible signs of documented inflation hikes, we increased the portfolio's duration position to 5.8 years, which helped the fund participate in significant price appreciation as interest rates fell hard and fast during the months of September and October 1996. Over the period covered by this report, the portfolio's duration was maintained within a narrow range, with a target just slightly shy of a pure neutral position. No significant duration changes are anticipated over the near term.

Concerning quality, we continued to maintain approximately 23% of total fund assets in high-yield corporate securities. This minority, but still significant, position has helped generate not only an above-average income distribution for shareholders, but just as importantly, helped to cushion the falling price effect of rising rates during the first quarter of 1997.

Q   The fund's income distributions remain an important source of cash flow to many shareholders. What were the fund's yields on April 30, 1997?

A   On April 30, 1997, the fund's daily distribution rate , based on net asset value, was 7.27% for Class A Shares (6.94% based on offering price) compared to the 10-year Treasury rate which was 6.72% on that same day. On April 30, 1997, the fund's distribution rates+, based on net asset value, for Class B Shares, Class C Shares, and Class F Shares were 6.51%, 6.51% and 7.27% (7.19% based on offering price for Class F Shares), respectively. The fund's 30-day current net yields for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were 7.06%, 6.59%, 6.59%, and 7.29%, respectively.++

 + The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

++ The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.
Q   How were the fund's assets allocated according to bond  quality, and what were the fund's top ten holdings at the end of the reporting period?

A   The fund's allocation by quality was:

          % of Portfolio
      AAA           10.09%
      AA            10.24%
      A             22.44%
      BBB           32.56%
      BB            10.01%
      B             14.66%

The top ten holdings consisted of:

Name, Coupon Rate, Maturity Date                            % of Portfolio
Joy Technologies Inc., 10.250% due 09/01/03                      2.15%
Trans Ocean Container Corp., 12.25% due 07/01/04                 2.13
Figgie International, Inc., 9.875% due 10/01/99                  1.83
TKR Cable Inc., 10.50% due 10/30/07                              1.67
Valassis Inserts, 9.375% due 03/15/99                            1.66
Conseco, Inc., 10.50% due 12/15/04                               1.58
Hook-SuperX, 10.125% due 06/01/02                                1.57
Delphi Financial Group, 8% due 10/01/03                          1.55
Husky Oil Ltd., 7.125% due 11/15/06                              1.54
Highwoods Properties, 8.625% due 12/31/49                        1.52
Total % of portfolio                                            17.20%

Q   With one rate increase behind us, what is your outlook for the remainder of
1997?

A   With the Federal Reserve Board (the "Fed") having raised interest rates, one must be somewhat cautious, at least over the near term. A one-time interest rate hike is never the odds-on bet. On the other hand, with low inflation, the real rate of return on the long 30-year Treasury bond is well over 400 basis points, far in excess of historical norms. In this environment, we will be closely monitoring inflation indicators and may look to extend duration should the real rates of return available in today's marketplace persist. Even Fed Chairman Alan Greenspan has made specific note of high real rates and emphatically noted that "1997 is not 1994," which leads us to not anticipate a prolonged period of rising interest rates.


Two Ways You May Seek to Invest for Success in
Federated Bond Fund
--------------------------------------------------------------------------------

Initial Investment:

If you had made an initial investment of $10,000, in the Class F Shares of Federated Bond Fund* on 5/20/87, reinvested dividends and capital gains, and did not redeem any shares, your account would be worth $24,724 on 4/30/97. You would have earned a 9.52%** average annual total return for the 9-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 4/30/97, the Class A Shares' one-year and since inception (6/28/95) total returns were 3.75% and 4.66%, respectively. Class B Shares' one-year and since inception (6/28/95) total returns were 1.88% and 3.70%, respectively. Class C Shares' one-year and since inception (6/28/95) total returns were 6.73% and 6.51%, respectively. Class F Shares' one-year, five-year and since inception (5/20/97) total returns were 6.51%, 8.88% and 9.52%, respectively.


Graphic presentation `A1'' omitted. See Appendix.


  * On June 15, 1992, at a special meeting of shareholders, the shareholders approved a change to the name of the fund from High Income Securities Fund to Federated Bond Fund, and a change to the fund's fundamental investment objective to pursue as high a level of current income as is consistent with the preservation of capital. This resulted in shifting the fund's focus from investing not less than 65% of its assets in high-yield, lower quality securities to not less than 65% of its assets in investment grade securities.

 ** Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and 1.00% contingent deferred sales charge.

*** The total returns stated take into account the 4.50% sales charge for Class
    A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original costs.


Federated Bond Fund

--------------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for 10 years (reinvesting all dividends and capital gains) grew to $17,281.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $10,000, but your account would have reached a total value of $17,281 by 4/30/97. You would have earned an average annual total return of 9.83%*.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!


Graphic presentation `A2'' omitted. See Appendix.


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


Federated Bond Fund
Hypothetical Investor Profile: Investing for High Monthly Income
--------------------------------------------------------------------------------

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On May 20, 1987, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, over nine years their original investment in Class F Shares has grown to $49,449. This represents a 9.52% average annual total return.* For John and Joan, that means extra money to supplement their daughter's college tuition.


Graphic presentation `A3'' omitted. See Appendix.


* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.



Federated Bond Fund
Portfolio of Investments
--------------------------------------------------------------------------------
April 30, 1997 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--87.3%
------------------------------------------------------------------------------------------------
               AEROSPACE & DEFENSE--0.5%
               ---------------------------------------------------------------------------------
$   2,250,000  McDonnell-Douglas Corp., Note, 9.40%, 10/15/2001                                   $    2,375,415
               ---------------------------------------------------------------------------------
      500,000  Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                                              491,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,866,665
               ---------------------------------------------------------------------------------  --------------
               AIR TRANSPORTATION--0.4%
               ---------------------------------------------------------------------------------
    2,250,000  Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                          2,153,475
               ---------------------------------------------------------------------------------  --------------
               AUTOMOTIVE--0.6%
               ---------------------------------------------------------------------------------
      600,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                               661,500
               ---------------------------------------------------------------------------------
       50,000  Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                                      52,500
               ---------------------------------------------------------------------------------
      800,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                           882,000
               ---------------------------------------------------------------------------------
      550,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                  558,937
               ---------------------------------------------------------------------------------
      250,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                   261,250
               ---------------------------------------------------------------------------------
      500,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                            495,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,911,187
               ---------------------------------------------------------------------------------  --------------
               BANKING--6.0%
               ---------------------------------------------------------------------------------
    4,750,000  ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                                  4,390,425
               ---------------------------------------------------------------------------------
    6,000,000  African Development Bank, Note, 6.875%, 10/15/2015                                      5,669,880
               ---------------------------------------------------------------------------------
    5,250,000  Banco Santander, Bank Guarantee, 7.875%, 4/15/2005                                      5,412,488
               ---------------------------------------------------------------------------------
    2,750,000  Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004                                   2,971,732
               ---------------------------------------------------------------------------------
    1,325,000  (a)First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003                     1,404,500
               ---------------------------------------------------------------------------------
    5,240,000  FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                                    5,174,159
               ---------------------------------------------------------------------------------
    3,250,000  National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004                         3,400,020
               ---------------------------------------------------------------------------------
    3,000,000  UBS--NY, Sub. Note, 7.25%, 7/15/2006                                                    2,992,170
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  31,415,374
               ---------------------------------------------------------------------------------  --------------
               BEVERAGE & TOBACCO--1.6%
               ---------------------------------------------------------------------------------
      800,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                                   821,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               BEVERAGE & TOBACCO--CONTINUED
               ---------------------------------------------------------------------------------
$   8,000,000  Philip Morris Cos., Inc., Deb., 7.75%, 1/15/2027                                   $    7,665,360
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,486,360
               ---------------------------------------------------------------------------------  --------------
               BROADCAST RADIO & TV--2.4%
               ---------------------------------------------------------------------------------
      375,000  Chancellor Radio Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                       418,125
               ---------------------------------------------------------------------------------
      400,000  Chancellor Radio Broadcasting Co., Sr. Sub. Note, 9.375%, 10/1/2004                       396,000
               ---------------------------------------------------------------------------------
      875,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                     900,156
               ---------------------------------------------------------------------------------
      600,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                                   597,000
               ---------------------------------------------------------------------------------
    6,500,000  SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                                 6,881,875
               ---------------------------------------------------------------------------------
      700,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                  735,000
               ---------------------------------------------------------------------------------
      500,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 12/15/2003                         507,500
               ---------------------------------------------------------------------------------
      400,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005                          406,000
               ---------------------------------------------------------------------------------
      100,000  Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                                 95,750
               ---------------------------------------------------------------------------------
      750,000  Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005                       755,625
               ---------------------------------------------------------------------------------
      500,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                               507,500
               ---------------------------------------------------------------------------------
      500,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                                 482,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  12,683,031
               ---------------------------------------------------------------------------------  --------------
               BUILDING & DEVELOPMENT--0.1%
               ---------------------------------------------------------------------------------
      350,000  Building Materials Corp. of America, Sr. Note, 8.625%, 12/15/2006                         343,000
               ---------------------------------------------------------------------------------  --------------
               BUSINESS EQUIPMENT & SERVICES--0.4%
               ---------------------------------------------------------------------------------
      400,000  Electronic Retailing Systems International, Inc., Unit, 0/13.25%,
               2/1/2004                                                                                  272,000
               ---------------------------------------------------------------------------------
      500,000  Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                             545,625
               ---------------------------------------------------------------------------------
      500,000  (a)Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%, 11/1/2006                          533,750
               ---------------------------------------------------------------------------------
      500,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                             558,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,910,125
               ---------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--6.8%
               ---------------------------------------------------------------------------------
      400,000  (a)Australis Holdings Pty Limited, Unit, 0/15.00%, 11/1/2002                              234,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CABLE TELEVISION--CONTINUED
               ---------------------------------------------------------------------------------
$     250,000  Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                 $      157,500
               ---------------------------------------------------------------------------------
      350,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.875%, 9/15/2005                                 287,875
               ---------------------------------------------------------------------------------
      550,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                                  489,500
               ---------------------------------------------------------------------------------
    4,000,000  CF Cable TV, Inc., Note, 9.125%, 7/15/2007                                              4,340,000
               ---------------------------------------------------------------------------------
      250,000  CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                        283,750
               ---------------------------------------------------------------------------------
      950,000  Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                               919,125
               ---------------------------------------------------------------------------------
      500,000  Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                                490,000
               ---------------------------------------------------------------------------------
      700,000  Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006                       726,250
               ---------------------------------------------------------------------------------
    4,500,000  (a)Comcast Corp., 8.50%, 5/1/2027                                                       4,582,395
               ---------------------------------------------------------------------------------
      550,000  Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                                           563,750
               ---------------------------------------------------------------------------------
    5,540,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                      6,214,883
               ---------------------------------------------------------------------------------
    2,375,000  Diamond Cable Communications Plc, Sr. Disc. Note, 0/10.75%,
               2/15/2007                                                                               1,425,000
               ---------------------------------------------------------------------------------
      825,000  EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%,
               3/15/2004                                                                                 602,250
               ---------------------------------------------------------------------------------
    1,000,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%,
               10/15/2003                                                                                823,750
               ---------------------------------------------------------------------------------
      450,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006                     293,625
               ---------------------------------------------------------------------------------
      250,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                    274,375
               ---------------------------------------------------------------------------------
      500,000  Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005                                  476,250
               ---------------------------------------------------------------------------------
      350,000  Pegasus Media, Note, 12.50%, 7/1/2005                                                     376,250
               ---------------------------------------------------------------------------------
      300,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
               12/1/2007                                                                                 315,000
               ---------------------------------------------------------------------------------
      750,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                           793,125
               ---------------------------------------------------------------------------------
      350,000  (a)TCI Satellite Entertainment, Inc., Sr. Sub. Disc. Note, 0/12.25%,
               2/15/2007                                                                                 185,500
               ---------------------------------------------------------------------------------
      250,000  (a)TCI Satellite Entertainment, Inc., Sr. Sub. Note, 10.875%, 2/15/2007                   238,750
               ---------------------------------------------------------------------------------
    7,950,000  TKR Cable, Inc., 10.50%, 10/30/2007                                                     8,674,802
               ---------------------------------------------------------------------------------
$   1,675,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                  $    1,139,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CABLE TELEVISION--CONTINUED
               ---------------------------------------------------------------------------------
      925,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                465,969
               ---------------------------------------------------------------------------------
      250,000  Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                          165,000
               ---------------------------------------------------------------------------------
      250,000  Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                               63,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  35,601,424
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS & PLASTICS--1.0%
               ---------------------------------------------------------------------------------
      400,000  (a)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                         414,000
               ---------------------------------------------------------------------------------
      750,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                                  763,125
               ---------------------------------------------------------------------------------
      300,000  Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                  340,500
               ---------------------------------------------------------------------------------
      500,000  Foamex LP, Sr. Sub. Deb., 11.875%, 10/1/2004                                              540,625
               ---------------------------------------------------------------------------------
      750,000  Harris Chemical North America, Inc., Sr. Note 10.875, 7/15/2001                           761,250
               ---------------------------------------------------------------------------------
      541,000  (a)ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                          564,669
               ---------------------------------------------------------------------------------
      483,000  Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002                                          528,885
               ---------------------------------------------------------------------------------
      500,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                    391,875
               ---------------------------------------------------------------------------------
      550,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008                    346,500
               ---------------------------------------------------------------------------------
      150,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                                158,625
               ---------------------------------------------------------------------------------
      375,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                               376,875
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,186,929
               ---------------------------------------------------------------------------------  --------------
               CLOTHING & TEXTILES--0.6%
               ---------------------------------------------------------------------------------
      325,000  (a)Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%,
               1/15/2007                                                                                 320,531
               ---------------------------------------------------------------------------------
      200,000  (a)GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                            198,000
               ---------------------------------------------------------------------------------
      350,000  (a)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                                        357,000
               ---------------------------------------------------------------------------------
      275,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                                        283,594
               ---------------------------------------------------------------------------------
      200,000  (a)Tultex Corp., Sr. Note, 9.625%, 4/15/2007                                              207,000
               ---------------------------------------------------------------------------------
    1,600,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                              1,634,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,000,125
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--0.9%
               ---------------------------------------------------------------------------------
$     400,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                              $      415,500
               ---------------------------------------------------------------------------------
      650,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                       688,187
               ---------------------------------------------------------------------------------
      300,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                           330,000
               ---------------------------------------------------------------------------------
      250,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                             276,250
               ---------------------------------------------------------------------------------
      750,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                           740,625
               ---------------------------------------------------------------------------------
      525,000  (a)Renaissance Cosmetics, Inc., Sr. Note, 11.75%, 2/15/2004                               532,875
               ---------------------------------------------------------------------------------
      600,000  Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                          630,000
               ---------------------------------------------------------------------------------
      550,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                             569,250
               ---------------------------------------------------------------------------------
      375,000  Syratech Corp., Sr. Note, 11.00%, 4/15/2007                                               387,188
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,569,875
               ---------------------------------------------------------------------------------  --------------
               CONTAINER & GLASS PRODUCTS--0.6%
               ---------------------------------------------------------------------------------
      500,000  Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                                              528,125
               ---------------------------------------------------------------------------------
      950,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                   1,004,625
               ---------------------------------------------------------------------------------
      500,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                                    532,500
               ---------------------------------------------------------------------------------
      500,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                     517,500
               ---------------------------------------------------------------------------------
      450,000  (a)Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006                           462,938
               ---------------------------------------------------------------------------------
      125,000  (a)U.S. Can Corp., Sr. Sub. Note, 10.125%, 10/15/2006                                     130,938
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,176,626
               ---------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--1.7%
               ---------------------------------------------------------------------------------
      975,000  (a)Allied Waste North America, Inc., Sr. Sub. Note, 10.25%, 12/1/2006                   1,031,062
               ---------------------------------------------------------------------------------
      200,000  ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                         194,500
               ---------------------------------------------------------------------------------
      650,000  (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                     356,688
               ---------------------------------------------------------------------------------
    6,710,000  WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                                           7,110,252
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,692,502
               ---------------------------------------------------------------------------------  --------------
               EDUCATION--0.6%
               ---------------------------------------------------------------------------------
    3,000,000  Harvard University, Revenue Bonds, 8.125%, 4/15/2007                                    3,226,830
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONICS--2.1%
               ---------------------------------------------------------------------------------
$     325,000  Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                     $      354,656
               ---------------------------------------------------------------------------------
    5,500,000  Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003                        5,571,060
               ---------------------------------------------------------------------------------
      600,000  (a)Fairchild Semiconductor Corp., Sr. Sub. Note, 10.125%, 3/15/2007                       610,500
               ---------------------------------------------------------------------------------
    4,165,000  Harris Corp., Deb., 10.375%, 12/1/2018                                                  4,582,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  11,118,591
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL INTERMEDIARIES--5.0%
               ---------------------------------------------------------------------------------
    7,140,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                     7,747,114
               ---------------------------------------------------------------------------------
      500,000  ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                         503,750
               ---------------------------------------------------------------------------------
    5,150,000  Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.875%,
               11/1/2005                                                                               4,950,695
               ---------------------------------------------------------------------------------
    6,210,000  Green Tree Financial Corp. , Sr. Sub. Note, 10.25%, 6/1/2002                            7,042,388
               ---------------------------------------------------------------------------------
    2,000,000  Merrill Lynch & Co., Inc., Medium Term Note, 7.25%, 6/14/2004                           2,005,260
               ---------------------------------------------------------------------------------
      325,000  Olympic Financial Ltd., Unit, 11.50%, 3/15/2007                                           313,625
               ---------------------------------------------------------------------------------
    3,735,717  (a)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013                   3,631,827
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  26,194,659
               ---------------------------------------------------------------------------------  --------------
               FOOD & DRUG RETAILERS--1.9%
               ---------------------------------------------------------------------------------
      500,000  Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                               538,750
               ---------------------------------------------------------------------------------
    7,731,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                          8,141,980
               ---------------------------------------------------------------------------------
      500,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                          532,500
               ---------------------------------------------------------------------------------
      500,000  Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                     533,750
               ---------------------------------------------------------------------------------
      400,000  Smith's Food & Drug Centers, Inc., Sr. Sub. Note, 11.25%, 5/15/2007                       447,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,194,480
               ---------------------------------------------------------------------------------  --------------
               FOOD PRODUCTS--0.4%
               ---------------------------------------------------------------------------------
      400,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                                428,000
               ---------------------------------------------------------------------------------
      600,000  (a)International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                      612,000
               ---------------------------------------------------------------------------------
      200,000  (a)MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007                                       199,000
               ---------------------------------------------------------------------------------
      500,000  PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                    522,500
               ---------------------------------------------------------------------------------
$     425,000  Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                              $      463,250
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               FOOD PRODUCTS--CONTINUED
               ---------------------------------------------------------------------------------
               Total                                                                                   2,224,750
               ---------------------------------------------------------------------------------  --------------
               FOREST PRODUCTS--2.1%
               ---------------------------------------------------------------------------------
      400,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                    426,000
               ---------------------------------------------------------------------------------
      600,000  (a)Four M Corp., Sr. Note, 12.00%, 6/1/2006                                               594,000
               ---------------------------------------------------------------------------------
    4,250,000  Pope & Talbot, Inc., 8.375%, 6/1/2013                                                   3,937,498
               ---------------------------------------------------------------------------------
      425,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
               4/15/2005                                                                                 403,750
               ---------------------------------------------------------------------------------
      400,000  Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008                           334,000
               ---------------------------------------------------------------------------------
      450,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                       497,250
               ---------------------------------------------------------------------------------
    4,000,000  Smurfit Capital, Note, 6.75%, 11/20/2005                                                3,832,480
               ---------------------------------------------------------------------------------
      500,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                        497,500
               ---------------------------------------------------------------------------------
      200,000  (a)Stone Container Corp., Rating Adjustable Senior Notes, 11.875%,
               8/1/2016                                                                                  204,000
               ---------------------------------------------------------------------------------
      250,000  (a)Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                                           231,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,957,728
               ---------------------------------------------------------------------------------  --------------
               HEALTH SERVICES-0.4%
               ---------------------------------------------------------------------------------
    2,000,000  Columbia/HCA Healthcare Corp., Note, 9.00%, 12/15/2014                                  2,253,820
               ---------------------------------------------------------------------------------  --------------
               HEALTH CARE--1.1%
               ---------------------------------------------------------------------------------
    1,000,000  (a)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                           1,100,000
               ---------------------------------------------------------------------------------
      450,000  (a)Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                         450,000
               ---------------------------------------------------------------------------------
    2,350,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                                      2,303,000
               ---------------------------------------------------------------------------------
    1,250,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                1,346,875
               ---------------------------------------------------------------------------------
      700,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                                  694,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,894,625
               ---------------------------------------------------------------------------------  --------------
               HOTELS, MOTELS, INNS & CASINOS--0.1%
               ---------------------------------------------------------------------------------
      500,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                                   526,250
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--4.7%
               ---------------------------------------------------------------------------------
$     700,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                   $      756,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
               ---------------------------------------------------------------------------------
      400,000  (a)Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007                             409,500
               ---------------------------------------------------------------------------------
      650,000  (a)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                            680,875
               ---------------------------------------------------------------------------------
    9,118,000  Figgie International Holdings, Inc., Sr. Note, 9.875%, 10/1/1999                        9,471,322
               ---------------------------------------------------------------------------------
      375,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                                   377,812
               ---------------------------------------------------------------------------------
      250,000  (a)International Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006                    255,000
               ---------------------------------------------------------------------------------
      200,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                      197,000
               ---------------------------------------------------------------------------------
   10,239,000  Joy Technologies, Inc., Sr. Note, 10.25%, 9/1/2003                                     11,186,517
               ---------------------------------------------------------------------------------
      450,000  MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                                      465,750
               ---------------------------------------------------------------------------------
      375,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                     389,063
               ---------------------------------------------------------------------------------
      450,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                     463,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  24,652,339
               ---------------------------------------------------------------------------------  --------------
               INSURANCE--13.0%
               ---------------------------------------------------------------------------------
    6,000,000  Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025                                 5,765,700
               ---------------------------------------------------------------------------------
    7,025,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                             8,176,538
               ---------------------------------------------------------------------------------
    2,110,000  Continental Corp., Note, 8.25%, 4/15/1999                                               2,173,173
               ---------------------------------------------------------------------------------
    2,500,000  Delphi Financial Group, Inc., 9.31%, 3/25/2027                                          2,524,850
               ---------------------------------------------------------------------------------
    8,000,000  Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003                                    8,023,600
               ---------------------------------------------------------------------------------
    3,000,000  (a)Equitable Life , Note, 7.70%, 12/1/2015                                              2,927,520
               ---------------------------------------------------------------------------------
    6,250,000  GE Global Insurance, Note, 7.00%, 2/15/2026                                             5,793,187
               ---------------------------------------------------------------------------------
    3,460,000  GEICO Corp., Deb., 9.15%, 9/15/2021                                                     3,789,807
               ---------------------------------------------------------------------------------
    7,250,000  (a)Pacific Mutual Life Insurance Company, Note, 7.90%, 12/30/2023                       7,224,835
               ---------------------------------------------------------------------------------
    3,000,000  (a)Principal Mutual Life Insurance Company, Note, 8.00%, 3/1/2044                       2,906,100
               ---------------------------------------------------------------------------------
    5,500,000  (a)Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                              5,428,720
               ---------------------------------------------------------------------------------
    3,000,000  SunAmerica, Inc., Deb., 8.125%, 4/28/2023                                               3,023,070
               ---------------------------------------------------------------------------------
    1,000,000  SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                      995,433
               ---------------------------------------------------------------------------------
    5,750,000  USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                        5,632,832
               ---------------------------------------------------------------------------------
$   4,000,000  (a)Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                        $    3,847,200
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               INSURANCE--CONTINUED
               ---------------------------------------------------------------------------------
               Total                                                                                  68,232,565
               ---------------------------------------------------------------------------------  --------------
               LEISURE & ENTERTAINMENT--2.0%
               ---------------------------------------------------------------------------------
      900,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                 608,625
               ---------------------------------------------------------------------------------
      250,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                        261,875
               ---------------------------------------------------------------------------------
      325,000  Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                                  338,000
               ---------------------------------------------------------------------------------
    6,350,000  Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022                               6,061,329
               ---------------------------------------------------------------------------------
      400,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                          440,000
               ---------------------------------------------------------------------------------
    1,450,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                         1,428,250
               ---------------------------------------------------------------------------------
    1,725,000  Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                                1,632,281
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,770,360
               ---------------------------------------------------------------------------------  --------------
               MACHINERY & EQUIPMENT--0.4%
               ---------------------------------------------------------------------------------
      725,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                    750,375
               ---------------------------------------------------------------------------------
      675,000  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                               685,125
               ---------------------------------------------------------------------------------
      317,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                             359,003
               ---------------------------------------------------------------------------------
      375,000  (a)Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                         403,125
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,197,628
               ---------------------------------------------------------------------------------  --------------
               METALS & MINING--2.9%
               ---------------------------------------------------------------------------------
      500,000  Echo Bay Mines Ltd., Jr. Sub. Deb., 11.00%, 4/1/2027                                      495,000
               ---------------------------------------------------------------------------------
    5,000,000  Inco Ltd., Note, 9.60%, 6/15/2022                                                       5,376,250
               ---------------------------------------------------------------------------------
      175,000  (a)Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                                         180,250
               ---------------------------------------------------------------------------------
    4,000,000  Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                              3,836,800
               ---------------------------------------------------------------------------------
      600,000  (a)Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%, 8/15/2006                                597,000
               ---------------------------------------------------------------------------------
    4,550,000  Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005                                           4,790,149
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  15,275,449
               ---------------------------------------------------------------------------------  --------------
               OIL & GAS--3.9%
               ---------------------------------------------------------------------------------
      875,000  Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                      931,875
               ---------------------------------------------------------------------------------
$   2,710,000  Ashland, Inc., Deb., 11.125%, 10/15/2017                                           $    2,918,589
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               OIL & GAS--CONTINUED
               ---------------------------------------------------------------------------------
      750,000  Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                                     768,750
               ---------------------------------------------------------------------------------
      300,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                         286,500
               ---------------------------------------------------------------------------------
      600,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                         609,000
               ---------------------------------------------------------------------------------
      175,000  Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                  177,625
               ---------------------------------------------------------------------------------
    8,150,000  Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                            8,004,604
               ---------------------------------------------------------------------------------
      350,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                  383,250
               ---------------------------------------------------------------------------------
    2,500,000  Sun Co., Inc., Deb., 9.375%, 6/1/2016                                                   2,719,625
               ---------------------------------------------------------------------------------
    2,450,000  Tosco Corp., Sr. Note, 7.625%, 5/15/2006                                                2,503,802
               ---------------------------------------------------------------------------------
    1,000,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                               1,075,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  20,378,620
               ---------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--3.1%
               ---------------------------------------------------------------------------------
      600,000  Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%,
               7/1/2006                                                                                  519,000
               ---------------------------------------------------------------------------------
      350,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                            383,250
               ---------------------------------------------------------------------------------
      375,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
               2/1/2006                                                                                  374,062
               ---------------------------------------------------------------------------------
      375,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
               3/15/2007                                                                                 375,000
               ---------------------------------------------------------------------------------
      300,000  K-III Communications Corp., Company Guarantee, Series B, 8.50%, 2/1/2006                  295,500
               ---------------------------------------------------------------------------------
    1,500,000  News America Holdings, Inc., 10.125%, 10/15/2012                                        1,683,795
               ---------------------------------------------------------------------------------
    4,000,000  News America Holdings, Inc., Deb., 7.90%, 12/1/2095                                     3,708,584
               ---------------------------------------------------------------------------------
      400,000  Petersen Publishing Co., LLC, Sr. Sub. Note, 11.125%, 11/15/2006                          434,000
               ---------------------------------------------------------------------------------
    8,305,000  Valassis Communication, Inc., Sr. Sub. Note, 9.375%, 3/15/1999                          8,608,548
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  16,381,739
               ---------------------------------------------------------------------------------  --------------
               REAL ESTATE--0.9%
               ---------------------------------------------------------------------------------
    4,000,000  Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006                                            3,981,680
               ---------------------------------------------------------------------------------
$     900,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                 $      990,000
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               REAL ESTATE--CONTINUED
               ---------------------------------------------------------------------------------
               Total                                                                                   4,971,680
               ---------------------------------------------------------------------------------  --------------
               RETAILERS--2.4%
               ---------------------------------------------------------------------------------
      850,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                    884,000
               ---------------------------------------------------------------------------------
    5,600,000  May Department Stores Co., Deb., 8.125%, 8/15/2035                                      5,683,608
               ---------------------------------------------------------------------------------
    6,000,000  Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                         5,897,640
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  12,465,248
               ---------------------------------------------------------------------------------  --------------
               SERVICES--1.2%
               ---------------------------------------------------------------------------------
      600,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                              663,000
               ---------------------------------------------------------------------------------
      250,000  (a)KinderCare Learning Centers, Inc., Sr. Sub. Note, 9.50%, 2/15/2009                     237,500
               ---------------------------------------------------------------------------------
    5,000,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                          5,044,500
               ---------------------------------------------------------------------------------
      175,000  (a)Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                      176,313
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,121,313
               ---------------------------------------------------------------------------------  --------------
               SOVEREIGN GOVERNMENT--5.4%
               ---------------------------------------------------------------------------------
    4,565,000  Colombia, Republic of, Note, 7.25%, 2/15/2003                                           4,388,106
               ---------------------------------------------------------------------------------
    4,500,000  (a)Freeport Terminal(Malta) Ltd, Gtd. Global Note, 7.50%, 3/29/2009                     4,536,090
               ---------------------------------------------------------------------------------
    1,400,000  New Zealand, Government of, Deb., 10.50%, 7/16/2000                                     1,440,866
               ---------------------------------------------------------------------------------
    1,500,000  Quebec, Province of, Deb., 13.25%, 9/15/2014                                            1,769,085
               ---------------------------------------------------------------------------------
    2,000,000  Quebec, Province of, Deb., 7.50%, 7/15/2023                                             1,925,920
               ---------------------------------------------------------------------------------
    4,100,000  South Africa, Republic of, Global Bond Deb., 9.625%, 12/15/1999                         4,323,815
               ---------------------------------------------------------------------------------
    3,500,000  Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                             4,381,090
               ---------------------------------------------------------------------------------
    5,125,000  Swedish Export Credit, 9.875%, 3/15/2038                                                5,507,581
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  28,272,553
               ---------------------------------------------------------------------------------  --------------
               STEEL--0.6%
               ---------------------------------------------------------------------------------
      400,000  Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                               424,000
               ---------------------------------------------------------------------------------
      325,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                        320,125
               ---------------------------------------------------------------------------------
      600,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                            570,000
               ---------------------------------------------------------------------------------
$     600,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                    $      630,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               STEEL--CONTINUED
               ---------------------------------------------------------------------------------
      350,000  Republic Engineered Steel, Inc., 1st Mtg. Note, 9.875%, 12/15/2001                        318,063
               ---------------------------------------------------------------------------------
      750,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                           774,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,036,563
               ---------------------------------------------------------------------------------  --------------
               SURFACE TRANSPORTATION--2.7%
               ---------------------------------------------------------------------------------
      750,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                     823,125
               ---------------------------------------------------------------------------------
      700,000  Statia Terminals International N.V., 1st Mtg. Note, 11.75%, 11/15/2003                    724,500
               ---------------------------------------------------------------------------------
      800,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                                    852,000
               ---------------------------------------------------------------------------------
    9,475,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                           11,066,421
               ---------------------------------------------------------------------------------
      750,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                            641,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  14,107,296
               ---------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--2.9%
               ---------------------------------------------------------------------------------
      600,000  American Communications Services Inc., Sr. Disc. Note, 0/12.75%,
               4/1/2006                                                                                  298,500
               ---------------------------------------------------------------------------------
    1,000,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006                        655,000
               ---------------------------------------------------------------------------------
      500,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/11.875%, 11/1/2006                       313,750
               ---------------------------------------------------------------------------------
      750,000  Cellular Communications International, Inc., Sr. Disc. Note, 13.25% accrual,
               8/15/2000                                                                                 543,750
               ---------------------------------------------------------------------------------
      475,000  Cellular Communications of Puerto Rico, Inc., Sr. Sub. Note, 10.00%, 2/1/2007             457,781
               ---------------------------------------------------------------------------------
      225,000  (a)Dobson Communications Corp., Sr. Note, 11.75%, 4/15/2007                               213,187
               ---------------------------------------------------------------------------------
    1,625,000  Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006         1,064,375
               ---------------------------------------------------------------------------------
      500,000  (a)McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                                       286,250
               ---------------------------------------------------------------------------------
    1,100,000  (a)Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%,
               6/1/2006                                                                                  772,750
               ---------------------------------------------------------------------------------
      550,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                           456,500
               ---------------------------------------------------------------------------------
      550,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                           402,188
               ---------------------------------------------------------------------------------
$     400,000  Nextlink Communications, LLC, Sr. Note, Series AI, 12.50%,
               4/15/2006                                                                          $      410,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS & CELLULAR--CONTINUED
               ---------------------------------------------------------------------------------
      500,000  (a)Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                                450,000
               ---------------------------------------------------------------------------------
      500,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                    453,750
               ---------------------------------------------------------------------------------
      500,000  PanAmSat, LP, Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                                    477,500
               ---------------------------------------------------------------------------------
      125,000  PhoneTel Technologies, Inc., Sr. Note, 12.00%, 12/15/2006                                 123,750
               ---------------------------------------------------------------------------------
      875,000  (a)Qwest Communications International, Inc., Sr. Note, 10.875%,
               4/1/2007                                                                                  894,688
               ---------------------------------------------------------------------------------
      750,000  Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%,
               7/1/2007                                                                                  519,375
               ---------------------------------------------------------------------------------
      125,000  Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                           130,625
               ---------------------------------------------------------------------------------
    4,750,000  U.S. West Capital Funding, Inc., Company Guarantee, 7.90%,
               2/1/2027                                                                                4,695,423
               ---------------------------------------------------------------------------------
      750,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                633,750
               ---------------------------------------------------------------------------------
      950,000  Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                  935,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  15,188,642
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--3.9%
               ---------------------------------------------------------------------------------
      300,000  (a)CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                                        314,250
               ---------------------------------------------------------------------------------
    1,125,000  California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004                                1,198,125
               ---------------------------------------------------------------------------------
      750,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                      804,802
               ---------------------------------------------------------------------------------
    5,150,000  Enersis S.A., Note, 7.40%, 12/1/2016                                                    4,894,972
               ---------------------------------------------------------------------------------
    5,500,000  (a)Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026                             5,401,000
               ---------------------------------------------------------------------------------
    1,500,000  Kansas Electric Power Cooperative, Collateral Trust, 9.73%,
               12/15/2017                                                                              1,604,835
               ---------------------------------------------------------------------------------
    6,500,000  (a)Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096                                       6,054,880
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  20,272,864
               ---------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $458,317,002)                                  457,913,290
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                           VALUE
-------------  ---------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--1.3%
------------------------------------------------------------------------------------------------
$   7,035,000  Federal National Mortgage Association, 0/8.62%, 3/9/2022                           $    6,679,521
               ---------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,493,646)                                  6,679,521
               ---------------------------------------------------------------------------------  --------------
MUNICIPAL SECURITIES--5.8%
------------------------------------------------------------------------------------------------
    6,050,000  Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018               5,888,647
               ---------------------------------------------------------------------------------
    3,000,000  Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025            2,759,730
               ---------------------------------------------------------------------------------
    4,940,000  Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable
               Revenue Bonds (Series 9), 8.95% (Minneapolis/St. Paul, MN),
               1/1/2022                                                                                5,309,314
               ---------------------------------------------------------------------------------
    4,675,000  Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds
               (Aluminum Co. of America), 6/1/2015                                                     4,731,240
               ---------------------------------------------------------------------------------
    2,635,000  Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014          2,881,662
               ---------------------------------------------------------------------------------
    2,200,000  Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD),
               3/1/2020                                                                                2,345,728
               ---------------------------------------------------------------------------------
    4,200,000  St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00%
               (FSA INS), 1/1/2026                                                                     4,246,872
               ---------------------------------------------------------------------------------
    2,080,000  Tampa Florida Sports Authority, 8.02% Bonds (MBIA GTD),
               10/1/2026                                                                               2,082,122
               ---------------------------------------------------------------------------------  --------------
               TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $30,529,584)                               30,245,315
               ---------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--3.0%
------------------------------------------------------------------------------------------------
               BANKING--0.1%
               ---------------------------------------------------------------------------------
       15,000  California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A,
               $2.28                                                                                     376,875
               ---------------------------------------------------------------------------------  --------------
               BROADCAST RADIO & TV--0.3%
               ---------------------------------------------------------------------------------
        6,694  (a)American Radio Systems Corp., Cumulative Exchangeable Pfd. Stock, $11.38               662,706
               ---------------------------------------------------------------------------------
        3,500  (a)Chancellor Broadcasting Co., Exchangeable Pfd. Stock, $12.00                           344,750
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               BROADCAST RADIO & TV--CONTINUED
               ---------------------------------------------------------------------------------
        6,000  (a)Sinclair Broadcast Group, Inc., Pfd., Series A, $11.63                          $      603,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,610,456
               ---------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--0.1%
               ---------------------------------------------------------------------------------
          300  Pegasus Communications Corp., Unit, Series A                                              299,250
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
               ---------------------------------------------------------------------------------
          500  (a)Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock, Series A, $11.25           500,000
               ---------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--0.1%
               ---------------------------------------------------------------------------------
        6,205  K-III Communications Corp., Cumulative PIK Pfd., Series B, 11.625%                        675,569
               ---------------------------------------------------------------------------------  --------------
               REAL ESTATE--2.3%
               ---------------------------------------------------------------------------------
        8,000  Highwoods Properties, Inc., REIT Perpetual Pfd. Stock, Series A, $8.625                 7,909,000
               ---------------------------------------------------------------------------------
       80,000  Security Capital Industrial Trust, REIT Perpetual Pfd. Stock,
               Series C, $4.27                                                                         3,930,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  11,839,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,304,901)                                   15,301,150
               ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------
               BROADCAST RADIO & TV--0.0%
               ---------------------------------------------------------------------------------
        1,600  Sullivan Broadcast Holdings Inc., Class B                                                  16,000
               ---------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--0.0%
               ---------------------------------------------------------------------------------
          400  Australis Holdings Pty Limited, Warrants                                                        0
               ---------------------------------------------------------------------------------
          564  Pegasus Communications Corp.                                                                5,852
               ---------------------------------------------------------------------------------
          750  Wireless One, Inc., Warrants                                                                    0
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                       5,852
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS & PLASTICS--0.0%
               ---------------------------------------------------------------------------------
          400  Sterling Chemicals Holdings, Inc., Warrants                                                14,000
               ---------------------------------------------------------------------------------



Federated Bond Fund

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CHEMICALS & PLASTICS--CONTINUED
               ---------------------------------------------------------------------------------
        3,750  Uniroyal Technology Corp., Warrants                                                $        5,391
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      19,391
               ---------------------------------------------------------------------------------  --------------
               CONSUMER PRODUCTS--0.0%
               ---------------------------------------------------------------------------------
           50  Hosiery Corp. of America, Inc.                                                                350
               ---------------------------------------------------------------------------------
          400  (a)IHF Capital, Inc., Warrants                                                             20,200
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      20,550
               ---------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--0.0%
               ---------------------------------------------------------------------------------
        4,800  ICF Kaiser International, Inc., Warrants                                                    1,200
               ---------------------------------------------------------------------------------  --------------
               FOOD & DRUG RETAILERS--0.0%
               ---------------------------------------------------------------------------------
       17,674  Grand Union Co.                                                                            59,097
               ---------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--0.0%
               ---------------------------------------------------------------------------------
          500  (b)Affiliated Newspaper Investments, Inc.                                                  40,250
               ---------------------------------------------------------------------------------  --------------
               STEEL--0.0%
               ---------------------------------------------------------------------------------
          150  (a)Bar Technologies, Inc., Warrants                                                         7,500
               ---------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--0.0%
               ---------------------------------------------------------------------------------
          750  Cellular Communications International, Inc., Warrants                                       7,500
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $3,074,142)                                          177,340
               ---------------------------------------------------------------------------------  --------------
ASSET-BACKED SECURITIES--0.6%
------------------------------------------------------------------------------------------------
               STRUCTURED PRODUCT--0.6%
               ---------------------------------------------------------------------------------
$   1,000,000  Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018                            1,005,020
               ---------------------------------------------------------------------------------
    1,000,000  Merrill Lynch Mortgage Investment, Inc. 1988-H, Class B, 9.70%,
               6/15/2008                                                                               1,033,440
               ---------------------------------------------------------------------------------
    1,000,000  Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023                           948,800
               ---------------------------------------------------------------------------------  --------------
               TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,051,875)                              2,987,260
               ---------------------------------------------------------------------------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENT--1.1%
------------------------------------------------------------------------------------------------
$   5,730,000  BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
               (at amortized cost)                                                                $    5,730,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $522,501,150)(D)                                $  519,033,876
               ---------------------------------------------------------------------------------  --------------


 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $65,365,674 which represents 12.5% of total net assets.

 (b) Non-income producing security.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $522,501,150. The net depreciation of investments on a federal tax basis amounts to $3,467,274 which is comprised of $6,348,195 appreciation and $9,815,469 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($524,438,234) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CGIC--Capital Guaranty Insurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
GTD--Guaranty
INS--Insured
LLC--Limited Liability Corporation
LOC--Letter of Credit
LP--Limited Partnership
MBIA--Municipal Bond Investors Assurance
PIK--Payment in Kind
PLC--Public Limited Company
REIT--Real Estate Investment Trust
UT--Unlimited Tax

MID-AMERICAN WASTE SYSTEMS, INC.

On January 22, 1997, Mid-American Waste filed for protection under Chapter 11 of the Bankruptcy Code. The company has agreed to be acquired by USA Waste Services, Inc. The timing and outcome of this potential transaction are uncertain. Mid-American Waste has been deemed illiquid as a result of contractual agreements relating to litigation.

(See Notes which are an integral part of the Financial Statements)

Federated Bond Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 1997 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $522,501,150)                     $519,033,876
---------------------------------------------------------------------------------------------------
Cash                                                                                                       2,949
---------------------------------------------------------------------------------------------------
Income receivable                                                                                     10,885,726
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             1,534,323
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     531,456,874
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $4,707,444
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 578,640
----------------------------------------------------------------------------------------
Income distribution payable                                                               1,494,248
----------------------------------------------------------------------------------------
Accrued expenses                                                                            238,308
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  7,018,640
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 54,754,627 shares outstanding                                                         $524,438,234
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $531,239,705
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                            (3,467,274)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (3,445,190)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      110,993
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $524,438,234
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($50,838,438 / 5,307,483 shares outstanding)                                     $9.58
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.50 of $9.58)*                                                            $10.03
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.50/100 of $9.58)**                                                       $9.53
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($152,682,386 / 15,940,229 shares outstanding)                                   $9.58
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                   $9.58
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $9.58)**                                                       $9.05
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($29,057,918 / 3,033,915 shares outstanding)                                     $9.58
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                   $9.58
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $9.58)**                                                       $9.48
---------------------------------------------------------------------------------------------------  -----------
CLASS F SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($291,859,492 / 30,473,000 shares outstanding)                                   $9.58
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/99.00 of $9.58)*                                                             $9.68
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $9.58)**                                                       $9.48
---------------------------------------------------------------------------------------------------  -----------


 * See "Investing in Class A Shares" and" Investing in Class F Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended April 30, 1997 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $   137,470
----------------------------------------------------------------------------------------------------
Interest                                                                                               20,598,526
----------------------------------------------------------------------------------------------------  -----------
    Total income                                                                                       20,735,996
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $1,844,118
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    185,662
----------------------------------------------------------------------------------------
Custodian fees                                                                                22,266
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     214,862
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      5,314
----------------------------------------------------------------------------------------
Auditing fees                                                                                  8,455
----------------------------------------------------------------------------------------
Legal fees                                                                                     2,294
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     82,507
----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    524,222
----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                     96,672
----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                      55,518
----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     174,741
----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      32,224
----------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                     352,223
----------------------------------------------------------------------------------------
Share registration costs                                                                      56,826
----------------------------------------------------------------------------------------
Printing and postage                                                                          41,286
----------------------------------------------------------------------------------------
Insurance premiums                                                                             3,561
----------------------------------------------------------------------------------------
Taxes                                                                                         18,319
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  4,226
----------------------------------------------------------------------------------------  ----------
    Total expenses                                                                         3,725,296
----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
  Waiver of investment advisory fee                                            $(388,878)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                             (11,103)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Class F Shares                             (28,178)
-----------------------------------------------------------------------------  ---------
    Total waivers                                                                           (428,159)
----------------------------------------------------------------------------------------  ----------
        Net expenses                                                                                    3,297,137
----------------------------------------------------------------------------------------------------  -----------
            Net investment income                                                                      17,438,859
----------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                          141,013
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                   (8,154,414)
----------------------------------------------------------------------------------------------------  -----------
    Net realized and unrealized loss on investments                                                    (8,013,401)
----------------------------------------------------------------------------------------------------  -----------
        Change in net assets resulting from operations                                                $ 9,425,458
----------------------------------------------------------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                             APRIL 30, 1997      OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------
Net investment income                                                        $   17,438,859       $   25,420,514
------------------------------------------------------------------------
Net realized gain (loss) on investments ($141,013 net gain and $129,446
net loss, respectively, as computed for federal tax purposes)                       141,013             (149,872)
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (8,154,414)             317,325
------------------------------------------------------------------------  --------------------  ------------------
    Change in net assets resulting from operations                                9,425,458           25,587,967
------------------------------------------------------------------------  --------------------  ------------------
NET EQUALIZATION CREDITS (DEBITS)--                                                 228,618              620,232
------------------------------------------------------------------------  --------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------
  Class A Shares                                                                 (1,606,538)          (1,762,704)
------------------------------------------------------------------------
  Class B Shares                                                                 (4,578,363)          (5,584,736)
------------------------------------------------------------------------
  Class C Shares                                                                   (844,023)            (916,585)
------------------------------------------------------------------------
  Class F Shares                                                                (10,248,436)         (17,390,922)
------------------------------------------------------------------------  --------------------  ------------------
    Change in net assets resulting from distributions to shareholders           (17,277,360)         (25,654,947)
------------------------------------------------------------------------  --------------------  ------------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT
INCOME)--
------------------------------------------------------------------------
Proceeds from sale of shares                                                    146,158,177          287,180,090
------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            8,885,210           12,940,331
------------------------------------------------------------------------
Cost of shares redeemed                                                         (76,263,349)         (81,239,742)
------------------------------------------------------------------------  --------------------  ------------------
    Change in net assets resulting from share transactions                       78,780,038          218,880,679
------------------------------------------------------------------------  --------------------  ------------------
         Change in net assets                                                    71,156,754          219,433,931
------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------
Beginning of period                                                             453,281,480          233,847,549
------------------------------------------------------------------------  --------------------  ------------------
End of period (including undistributed net investment income of $110,993
and $0, respectively)                                                        $  524,438,234       $  453,281,480
------------------------------------------------------------------------  --------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)          YEAR ENDED
                                                                                   APRIL 30,          OCTOBER 31,
                                                                                     1997          1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    9.72     $    9.76   $    9.64
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.36          0.71        0.26
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               (0.15)        (0.04)       0.11
------------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                      0.21          0.67        0.37
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                             (0.35)        (0.71)      (0.25)
------------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                     $    9.58     $    9.72   $    9.76
------------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (B)                                                                        2.17%         7.21%       3.92%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.05%*        1.05%       1.02%*
------------------------------------------------------------------------------
  Net investment income                                                                 7.36%*        7.46%       8.22%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.21%*        0.25%       0.35%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $50,838       $37,045      $5,070
------------------------------------------------------------------------------
  Portfolio turnover                                                                      33%           49%         77%
------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                (UNAUDITED)          YEAR ENDED
                                                                                 APRIL 30,          OCTOBER 31,
                                                                                   1997          1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                             $    9.72     $    9.76   $    9.64
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                               0.32          0.64        0.24
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                             (0.15)        (0.04)       0.11
----------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                    0.17          0.60        0.35
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                           (0.31)        (0.64)      (0.23)
----------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                   $    9.58     $    9.72   $    9.76
----------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (B)                                                                      1.78%         6.40%       3.72%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                            1.84%*        1.85%       1.81%*
----------------------------------------------------------------------------
  Net investment income                                                               6.54%*        6.66%       7.36%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                    0.16%*        0.20%       0.30%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $152,682     $125,620       $27,768
----------------------------------------------------------------------------
  Portfolio turnover                                                                    33%           49%         77%
----------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)          YEAR ENDED
                                                                                   APRIL 30,          OCTOBER 31,
                                                                                     1997          1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    9.72     $    9.76   $    9.64
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.32          0.64        0.24
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               (0.15)        (0.04)       0.11
------------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                      0.17          0.60        0.35
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                             (0.31)        (0.64)      (0.23)
------------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                     $    9.58     $    9.72   $    9.76
------------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (B)                                                                        1.78%         6.40%       3.72%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.84%*        1.85%       1.81%*
------------------------------------------------------------------------------
  Net investment income                                                                 6.55%*        6.70%       7.31%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.16%*        0.20%       0.30%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $29,058     $22,897       $5,508
------------------------------------------------------------------------------
  Portfolio turnover                                                                      33%           49%         77%
------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class F Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           APRIL 30,                    YEAR ENDED OCTOBER 31,                       YEAR ENDED DECEMBER 31,
                             1997         1996       1995       1994       1993       1992(A)      1991       1990       1989
NET ASSET VALUE,
BEGINNING OF PERIOD        $    9.72    $    9.76  $    9.08  $   10.30  $    9.23   $    8.81   $    6.89  $    8.79  $    9.86
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
  Net investment income         0.36         0.71       0.79       0.76       0.77        0.59        1.01       1.08       1.23
-----------------------
  Net realized and
  unrealized gain
  (loss) on investments        (0.15)       (0.04)      0.65      (1.09)      1.07        0.43        1.92      (1.84)     (1.07)
-----------------------       ------    ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total from investment
  operations                    0.21         0.67       1.44      (0.33)      1.84        1.02        2.93      (0.76)      0.16
-----------------------       ------    ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------
  Distributions from
  net investment income        (0.35)       (0.71)     (0.76)     (0.75)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-----------------------
  Distributions from
  net realized gain on
  investment
  transactions                --           --         --          (0.14)    --          --          --         --         --
-----------------------       ------    ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total distributions          (0.35)       (0.71)     (0.76)     (0.89)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-----------------------       ------    ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                     $    9.58    $    9.72  $    9.76  $    9.08  $   10.30   $    9.23   $    8.81  $    6.89  $    8.79
-----------------------       ------    ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
TOTAL RETURN (C)                2.16%        7.18%     16.51%     (3.41%)     20.61%      11.79%     44.62%     (9.59%)      1.32%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
  Expenses                      1.08%*       1.08%      1.03%      1.05%      1.04%       0.49%*      1.00%      1.01%      1.14%
-----------------------
  Net investment income         7.32%*       7.38%      8.20%      7.92%      7.69%       8.05%*     12.17%     13.43%     12.81%
-----------------------
  Expense waiver/
  reimbursement (d)             0.18%*       0.22%      0.31%      0.33%      0.61%       2.01%*      1.50%      1.49%      1.36%
-----------------------
SUPPLEMENTAL DATA
-----------------------
  Net assets, end of
  period (000 omitted)       $291,859    $267,720   $195,502   $146,270    $125,762    $54,886    $7,484      $4,734     $4,968
-----------------------
  Portfolio Turnover              33  %        49%        77%        74%        51%         49 %        33%        28%        38%
-----------------------

                           1988(B)
NET ASSET VALUE,
BEGINNING OF PERIOD       $   10.06
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
  Net investment income        0.61
-----------------------
  Net realized and
  unrealized gain
  (loss) on investments       (0.16)
-----------------------  -----------
  Total from investment
  operations                   0.45
-----------------------  -----------
LESS DISTRIBUTIONS
-----------------------
  Distributions from
  net investment income       (0.65)
-----------------------
  Distributions from
  net realized gain on
  investment
  transactions               --
-----------------------  -----------
  Total distributions         (0.65)
-----------------------  -----------
NET ASSET VALUE, END OF
PERIOD                    $    9.86
-----------------------  -----------
TOTAL RETURN (C)               4.62%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
  Expenses                     1.00%*
-----------------------
  Net investment income       12.58%*
-----------------------
  Expense waiver/
  reimbursement (d)            1.00%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
  Net assets, end of
  period (000 omitted)
-----------------------
  Portfolio Turnover             31 %
-----------------------


 * Computed on an annualized basis.

 (a) During the ten month period, the Fund changed its fiscal year-end from December 31 to October 31.

 (b) Reflects operations for the period from July 8, 1988 (date of initial public investment) to December 31, 1988.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated Bond Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 1997 (unaudited)

1. ORGANIZATION

Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end, management investment company. The Corporation consist of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed corporate bonds, U.S. government securities (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


Federated Bond Fund

--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $3,590,286, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR                                                                         EXPIRATION AMOUNT
2002                                                                                       $3,359,826
------------------------------------------------------------------------------------
2003                                                                                       $  101,014
------------------------------------------------------------------------------------
2004                                                                                       $  129,446
------------------------------------------------------------------------------------


     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at April 30, 1997 is as follows:


Federated Bond Fund

--------------------------------------------------------------------------------

                                                                          ACQUISITION          ACQUISITION
                            SECURITY                                         DATE                  COST
Allied Waste North America, Inc., Sr. Sub. Note                         11/25/1996-4/21/1997   $  1,013,358
-----------------------------------------------------------------
American Radio Systems Corp.                                             1/27/1997-4/10/1997        652,850
-----------------------------------------------------------------
Astor Corporation, Sr. Sub. Note                                                   10/2/1996        402,875
-----------------------------------------------------------------
Australis Holdings Pty Limited, Unit                                              10/29/1996        224,833
-----------------------------------------------------------------
Bar Technologies, Inc., Warrants                                                   8/27/1996              0
-----------------------------------------------------------------
CalEnergy Co., Inc., Sr. Note                                                      9/18/1996         99,616
-----------------------------------------------------------------
Chancellor Broadcasting Co.                                                         1/8/1997        350,000
-----------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note                               1/17/1997        350,000
-----------------------------------------------------------------
Comcast Corp.                                                                      4/25/1997      4,490,508
-----------------------------------------------------------------
Continental Global Group, Inc., Sr. Note                                           3/26/1997        400,000
-----------------------------------------------------------------
Dade International, Inc., Sr. Sub. Note                                  4/30/1996-7/15/1996        718,250
-----------------------------------------------------------------
Dobson Communications Corp., Sr. Note                                              3/19/1997        225,000
-----------------------------------------------------------------
Equitable Life, Note                                                              10/17/1996      2,980,650
-----------------------------------------------------------------
Euramax International Plc, Sr. Sub. Note                                           9/18/1996        504,000
-----------------------------------------------------------------
Fairchild Semiconductor Corp.                                             3/6/1997-4/15/1997        605,863
-----------------------------------------------------------------
Fairfield Manufacturing Co., Inc.                                                   3/7/1997        500,000
-----------------------------------------------------------------
First Nationwide Escrow Corp., Sr. Sub. Note                                       9/13/1996        686,875
-----------------------------------------------------------------
Four M Corp., Sr. Secd. Note                                                       5/23/1996        150,000
-----------------------------------------------------------------
Freeport Terminal (Malta) Ltd, Gtd. Global Note                          3/17/1994-12/7/1995      4,551,806
-----------------------------------------------------------------
Genesis Health Ventures, Inc., Sr. Sub. Note                                       10/1/1996        450,000
-----------------------------------------------------------------
GFSI, Inc., Sr. Sub. Note                                                2/20/1997-2/21/1997        202,875
-----------------------------------------------------------------
Glenoit Corp., Sr. Sub. Note                                                       3/26/1997        349,331
-----------------------------------------------------------------
IHF Capital, Inc., Warrants                                                        11/4/1994          3,952
-----------------------------------------------------------------
ISP Holding, Inc., Sr. Note                                              5/24/1994-2/14/1996        762,733
-----------------------------------------------------------------
International Home Foods, Inc., Sr. Sub. Note                                     10/29/1996        550,000
-----------------------------------------------------------------
International Knife & Saw, Inc., Sr. Sub. Note                                    10/31/1996        250,000
-----------------------------------------------------------------
Israel Electric Corp. Ltd., Sr. Note                                               1/28/1997      5,543,305
-----------------------------------------------------------------
Kindercare Learning Centers, Inc., Sr. Sub. Note                                   2/10/1997        250,000
-----------------------------------------------------------------
MBW Foods, Inc., Sr. Sub                                                           2/15/1997   $    201,875
-----------------------------------------------------------------
Mcleod, Inc., Sr. Disc. Note                                                       2/27/1997        305,000



Federated Bond Fund

--------------------------------------------------------------------------------

                                                                          ACQUISITION          ACQUISITION
                            SECURITY                                         DATE                  COST
-----------------------------------------------------------------  -------------------------  ---------------
Millicom International Cellular S. A.,
  Sr. Sub. Disc. Note                                                              5/24/1996        559,044
-----------------------------------------------------------------
Neenah Corp., Sr. Sub. Note                                                        4/23/1997        175,000
-----------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sub. Note                                        10/31/1996        251,563
-----------------------------------------------------------------
Pacific Mutual Life Insurance Company, Note                                        6/26/1996      4,366,260
-----------------------------------------------------------------
Paging Network, Inc., Sr. Sub. Note                                     10/10/1996-2/20/1997        506,166
-----------------------------------------------------------------
Plastic Containers, Inc., Sr. Secd. Note                               12/11/1996-12/12/1996        458,624
-----------------------------------------------------------------
Principal Mutual Life Insurance Co., Note                                          8/28/1995      2,847,450
-----------------------------------------------------------------
Qwest Communications International, Inc., Sr. Note                       3/25/1997-4/18/1997        878,991
-----------------------------------------------------------------
Renaissance Cosmetics, Inc.                                                         2/3/1997        525,000
-----------------------------------------------------------------
Reinsurance Group of America, Sr. Note                                             3/19/1996      5,483,170
-----------------------------------------------------------------
Royal Oak Mines, Sr. Sub. Note                                            8/5/1996-8/28/1996        599,750
-----------------------------------------------------------------
Ryder TRS, Inc., Sr. Sub. Note                                                    11/20/1996        175,000
-----------------------------------------------------------------
Sinclair Broadcast Group, Inc.                                            3/5/1997-4/17/1997        595,500
-----------------------------------------------------------------
Stone Container Corp., Rating Adjustable Senior Notes                              9/29/1994        496,410
-----------------------------------------------------------------
TCI Stellite Entertainment, Inc. Sr. Sub Disc Notes                      2/14/1997-3/24/1997        244,168
-----------------------------------------------------------------
Tenaga Nasional Berhad, Deb.                                             2/16/1996-10/3/1996      6,219,973
-----------------------------------------------------------------
Tokheim Corp., Sr. Sub. Note                                              8/16/1996-9/4/1996        382,938
-----------------------------------------------------------------
Tultex Corp., Sr., Note                                                            4/10/1997        200,000
-----------------------------------------------------------------
U.S. Can Corp., Sr. Sub. Note                                                     10/10/1996        125,000
-----------------------------------------------------------------
Union Central Life Insurance Co.                                                  10/31/1996      3,979,120
-----------------------------------------------------------------
Uniforet Inc., Sr. Note                                                            10/7/1996        250,000
-----------------------------------------------------------------
World Financial                                                                   11/18/1996      3,750,000
-----------------------------------------------------------------


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


Federated Bond Fund

--------------------------------------------------------------------------------

3. CAPITAL STOCK

At April 30, 1997, par value shares ($0.0001 per share) authorized were as follows:

                                                                                                   POUND OF PAR
                                                                                                       VALUE
                                                                                                   CAPITAL STOCK
CLASS NAME                                                                                           AUTHORIZED
Class A Shares                                                                                         25,000,000
-----------------------------------------------------------------------------------------------
Class B Shares                                                                                         25,000,000
-----------------------------------------------------------------------------------------------
Class C Shares                                                                                         25,000,000
-----------------------------------------------------------------------------------------------
Class F Shares                                                                                        525,000,000
-----------------------------------------------------------------------------------------------
Unclassified                                                                                          400,000,000
-----------------------------------------------------------------------------------------------  -----------------
     Total                                                                                          1,000,000,000
-----------------------------------------------------------------------------------------------  -----------------


Transactions in capital stock were as follows:

                                                               SIX MONTHS ENDED               YEAR ENDED
                                                                APRIL 30, 1997             OCTOBER 31, 1996
                     CLASS A SHARES                         SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                 3,940,724  $   38,044,311   3,691,576  $  35,793,135
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        127,566       1,233,912     150,861      1,442,578
--------------------------------------------------------
Shares redeemed                                            (2,572,475)    (24,722,741)   (550,070)    (5,293,729)
--------------------------------------------------------  -----------  --------------  ----------  -------------
     Net change resulting from Class A Share
     transactions                                           1,495,815  $   14,555,482   3,292,367  $  31,941,984
--------------------------------------------------------  -----------  --------------  ----------  -------------

                                                               SIX MONTHS ENDED               YEAR ENDED
                                                                APRIL 30, 1997             OCTOBER 31, 1996
                   CLASS B SHARES                        SHARES         AMOUNT         SHARES         AMOUNT
Shares sold                                              3,895,871  $   37,784,221    12,011,129  $  116,306,127
-----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                     276,257       2,672,479       336,941       3,224,612
-----------------------------------------------------
Shares redeemed                                         (1,158,079)    (11,194,668)   (2,267,434)    (22,140,487)
-----------------------------------------------------  -----------  --------------  ------------  --------------
     Net change resulting from Class B Share
     transactions                                        3,014,049  $   29,262,032    10,080,636  $   97,390,252
-----------------------------------------------------  -----------  --------------  ------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                             APRIL 30, 1997               OCTOBER 31, 1996
                      CLASS C SHARES                          SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                  1,004,888  $   9,705,477   2,109,387  $  20,275,115
----------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                        63,820        616,985      68,973        660,034
----------------------------------------------------------
Shares redeemed                                               (390,811)    (3,771,063)   (386,472)    (3,688,591)
----------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from Class C Share transactions      677,897  $   6,551,399   1,791,888  $  17,246,558
----------------------------------------------------------  ----------  -------------  ----------  -------------
                                                                SIX MONTHS ENDED              YEAR ENDED
                                                                 APRIL 30, 1997            OCTOBER 31, 1996
                   CLASS F SHARES                        SHARES         AMOUNT         SHARES         AMOUNT
Shares sold                                              6,264,672  $   60,624,168    11,961,299  $  114,805,713
-----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                     451,394       4,361,834       793,767       7,613,107
-----------------------------------------------------
Shares redeemed                                         (3,792,189)    (36,574,877)   (5,233,916)    (50,116,935)
-----------------------------------------------------  -----------  --------------  ------------  --------------
     Net change resulting from Class F Share
     transactions                                        2,923,877  $   28,411,125     7,521,150  $   72,301,885
-----------------------------------------------------  -----------  --------------  ------------  --------------
     Net change resulting from share transactions        8,111,638  $   78,780,038    22,686,041  $  218,880,679
-----------------------------------------------------  -----------  --------------  ------------  --------------



Federated Bond Fund

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                              % OF AVG. DAILY NET
SHARE CLASS NAME                                                                                ASSETS OF CLASS
Class A Shares                                                                                          0.25%
-----------------------------------------------------------------------------------------
Class B Shares                                                                                          0.75%
-----------------------------------------------------------------------------------------
Class C Shares                                                                                          0.75%
-----------------------------------------------------------------------------------------


For the period ended April 30, 1997, Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


Federated Bond Fund

--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
April 30, 1997, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  236,244,712
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  161,682,532
--------------------------------------------------------------------------------------------------  --------------


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President, Treasurer and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       S. Elliott Cohan
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.



[LOGO] FEDERATED INVESTORS


       Federated Securities Corp., Distributor

       Cusip 461444507
       Cusip 461444606
       Cusip 461444705
       Cusip 461444309
       2072302 (6/97)                                   [LOGO OF RECYCLED PAPER]

                            APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 5/20/87 to 4/30/97. The `y'' axis is measured in increments of $4,000 ranging from $0 to $26,000 and indicates that the ending value of hypothetical initial investment of $10,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $24,724 on 4/30/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 5/20/87 to 4/30/97. The `y'' axis is measured in increments of $4,000 ranging from $0 to $18,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends,would have grown to $17,281 on 4/30/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The `x'' axis reflects computation periods from 5/20/87 to 4/30/97. The `y'' axis is measured in increments of $5,000 ranging from $0 to $50,000 and indicates that the ending value of a hypothetical initial investment of $20,000 in the fund's Class F Shares would have grown to $49,449 on 4/30/97.